Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 114,647	$ (947,511)	$ 264,207
Change in foreign currency translation:
Foreign currency translation adjustments	(90,309)	182,791	(49,881)
Reclassification of (income) loss to net income	(4,254)	0	118
Total foreign currency translation adjustments	(94,563)	182,791	(49,763)
Change in unrealized gain (loss) on cash flow hedges:
Unrealized (loss) gain on cash flow hedges	(163)	(6,610)	8,351
Reclassification of loss (gain) to net income	536	1,744	(5,218)
Total change in unrealized gain (loss) on cash flow hedges	373	(4,866)	3,133
Unrealized (loss) gain on available-for-sale securities	(5,408)	(678)	8,772
Unrealized gain (loss) on defined benefit plans	429	(120)	(682)
Other comprehensive (loss) income, before tax	(99,169)	177,127	(38,540)
Income tax benefit related to items of other comprehensive income	1,846	1,936	4,548
Other comprehensive (loss) income	(97,323)	179,063	(33,992)
Total comprehensive income (loss)	17,324	(768,448)	230,215
Less: Total comprehensive income attributable to non-controlling interests	96,980	54,937	45,616
Less: Total comprehensive income attributable to redeemable non-controlling interests	20,326	65,665	7,457
Total comprehensive (loss) income attributable to IGT PLC	$ (99,982)	$ (889,050)	$ 177,142